LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.26%
INVESTMENT COMPANIES–96.26%
Equity Funds–75.53%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	61,636	$4,299,360
LVIP Channing Small Cap Value Fund	190,700	1,969,934
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	330,010	3,390,517
LVIP MFS Value Fund	587,265	27,641,375
LVIP SSGA Mid-Cap Index Fund	534,102	5,958,975
LVIP SSGA Nasdaq-100 Index Fund	167,231	1,747,397
LVIP SSGA S&P 500 Index Fund	1,642,433	39,461,106
LVIP SSGA Small-Cap Index Fund	283,864	7,847,983
LVIP T. Rowe Price Growth Stock Fund	573,437	26,077,038
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	274,486	7,057,044
LVIP Wellington SMID Cap Value Fund	436,668	10,317,157
		135,767,886
Fixed Income Funds–19.78%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	196,819	1,779,248
LVIP Delaware Bond Fund	1,338,964	15,108,868
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP JPMorgan Core Bond Fund	1,117,832	$10,516,563
LVIP SSGA Bond Index Fund	845,330	8,143,907
		35,548,586
Global Equity Fund–0.95%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	258,057	1,718,404
		1,718,404
Total Affiliated Investments (Cost $163,605,246)		173,034,876

UNAFFILIATED INVESTMENT–3.68%
INVESTMENT COMPANY–3.68%
Money Market Fund–3.68%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	6,606,317	6,606,317
Total Unaffiliated Investment (Cost $6,606,317)		6,606,317

TOTAL INVESTMENTS–99.94% (Cost $170,211,563)	179,641,193
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	113,584
NET ASSETS APPLICABLE TO 17,524,266 SHARES OUTSTANDING–100.00%	$179,754,777

✧✧Standard Class shares.

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
6	E-mini Russell 2000 Index	$539,580	$561,655	12/15/23	$—	$(22,075)
15	E-mini S&P 500 Index	3,244,125	3,383,341	12/15/23	—	(139,216)
3	E-mini S&P MidCap 400 Index	756,120	780,462	12/15/23	—	(24,342)
Total Futures Contracts					$—	$(185,633)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–1

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–2

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$173,034,876	$—	$—	$173,034,876
Unaffiliated Investment Company	6,606,317	—	—	6,606,317
Total Investments	$179,641,193	$—	$—	$179,641,193
Derivatives:
Liabilities:
Futures Contracts	$(185,633)	$—	$—	$(185,633)
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–3

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.26%@
Equity Funds-75.53%@
✧✧LVIP Baron Growth Opportunities Fund	$3,926,158	$501,720	$413,096	$(29,964)	$314,542	$4,299,360	61,636	$—	$—
✧✧LVIP Channing Small Cap Value Fund	1,770,752	298,414	255,760	2,199	154,329	1,969,934	190,700	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	2,015,120	1,849,367	366,992	(33,395)	(73,583)	3,390,517	330,010	—	—
✧✧LVIP MFS Value Fund	26,282,337	5,678,893	2,160,096	(60,451)	(2,099,308)	27,641,375	587,265	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	5,544,692	1,228,879	686,582	(25,296)	(102,718)	5,958,975	534,102	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,529,173	125,038	419,646	(18,003)	530,835	1,747,397	167,231	—	—
✧✧LVIP SSGA S&P 500 Index Fund	36,843,128	3,919,773	4,951,151	63,760	3,585,596	39,461,106	1,642,433	—	—
✧✧LVIP SSGA Small-Cap Index Fund	8,307,607	952,528	1,498,516	(213,556)	299,920	7,847,983	283,864	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	23,005,008	1,869,780	5,525,948	(1,784,039)	8,512,237	26,077,038	573,437	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	6,665,942	686,020	826,300	(203,459)	734,841	7,057,044	274,486	—	—
✧✧LVIP Wellington SMID Cap Value Fund	9,568,147	2,805,315	1,632,078	(114,659)	(309,568)	10,317,157	436,668	—	—
Fixed Income Funds-19.78%@
×,✧✧LVIP PIMCO Low Duration Bond Fund	2,499,908	104,186	2,635,269	(12,522)	43,697	—	—	—	—
×,✧✧LVIP Western Asset Core Bond Fund	9,599,371	2,132,368	11,542,576	(2,088,071)	1,898,908	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	4,129,875	282,315	2,684,893	(310,562)	362,513	1,779,248	196,819	—	—
✧✧LVIP Delaware Bond Fund	10,182,506	6,569,873	1,400,488	(305,810)	62,787	15,108,868	1,338,964	—	—
✧✧‡LVIP JPMorgan Core Bond Fund	—	10,506,079	6,274	(2)	16,760	10,516,563	1,117,832	—	—
✧✧LVIP SSGA Bond Index Fund	6,909,699	2,268,284	923,161	(168,702)	57,787	8,143,907	845,330	—	—
Global Equity Fund-0.95%@
✧✧LVIP BlackRock Real Estate Fund	1,634,377	323,142	193,213	(43,811)	(2,091)	1,718,404	258,057	—	—
Total	$160,413,800	$42,101,974	$38,122,039	$(5,346,343)	$13,987,484	$173,034,876		$—	$—

@ As a percentage of Net Assets as of September 30, 2023.
✧✧ Standard Class shares.
× Issuer is no longer an affiliate of the Fund at September 30, 2023.
‡ Issuer was not an investment of the Fund at December 31, 2022.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–4